UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer
Phone:    410-461-3900

Signature, Place, and Date of Signing:

      /s/ Robert Cassel                Columbia, MD              July 13, 2012
      -----------------                ------------              -------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          183
                                         -----------

Form 13F Information Table Value Total:  $   192,580
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Apple Computer Inc                          Equities 37833100          393         664 SH  N/A  YES        N/A      YES  N/A    N/A
AES TR III 6.75% Tr Pfd Conv                Equities 00808N202          10         200 SH  N/A  YES        N/A      YES  N/A    N/A
iShares Barclays Aggregate Bon              Equities n/a             2,837      25,489 SH  N/A  YES        N/A      YES  N/A    N/A
iShares Barclays Aggregate Bon              Equities n/a                11         100 SH  N/A  YES        N/A      YES  N/A    N/A
Amgen                                       Equities 031162100       2,688      36,150 SH  N/A  YES        N/A      YES  N/A    N/A
Ameritrade Holding Corp. New                Equities 03074K100          38       2,263 SH  N/A  YES        N/A      YES  N/A    N/A
Anika Therapeutics Inc                      Equities 35255108          178      11,940 SH  N/A  YES        N/A      YES  N/A    N/A
Accuray Inc COM                             Equities 4397105             1         164 SH  N/A  YES        N/A      YES  N/A    N/A
Ares Capital Corp                           Equities 04010L103       1,346      83,386 SH  N/A  YES        N/A      YES  N/A    N/A
Amer Sci Res Com                            Equities 029441300           0       1,085 SH  N/A  YES        N/A      YES  N/A    N/A
Avon Products, Inc.                         Equities 054303102           2         100 SH  N/A  YES        N/A      YES  N/A    N/A
American Express Co                         Equities 025816109          15         250 SH  N/A  YES        N/A      YES  N/A    N/A
Boeing                                      Equities 097023105           6          76 SH  N/A  YES        N/A      YES  N/A    N/A
BankAmerica Corp                            Equities 060505104         233      29,000 SH  N/A  YES        N/A      YES  N/A    N/A
BAC Capital Trust II Prf Calla              Equities 055188205          15         600 SH  N/A  YES        N/A      YES  N/A    N/A
Bayer AG                                    Equities 072730302       1,825      25,125 SH  N/A  YES        N/A      YES  N/A    N/A
BHP Billiton Ltd. ADR                       Equities 088606108          29         450 SH  N/A  YES        N/A      YES  N/A    N/A
Bank of New York                            Equities 064058100       1,192      53,726 SH  N/A  YES        N/A      YES  N/A    N/A
Bristol Meyers                              Equities 110122108       4,655     129,124 SH  N/A  YES        N/A      YES  N/A    N/A
BP Amoco PLC                                Equities 055622104           4         102 SH  N/A  YES        N/A      YES  N/A    N/A
Berkshire Hathaway CL B                     Equities 084670207          50         600 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Short Term Bond Fund               Equities n/a               490       6,050 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Short Term Bond Fund               Equities n/a                24         300 SH  N/A  YES        N/A      YES  N/A    N/A
Cheesecake Factory INC                      Equities 163072101          19         586 SH  N/A  YES        N/A      YES  N/A    N/A
Cal-Maine Foods, Inc                        Equities 128030202       5,096     125,948 SH  N/A  YES        N/A      YES  N/A    N/A
Caterpillar Inc                             Equities 149123101       2,940      35,135 SH  N/A  YES        N/A      YES  N/A    N/A
Chesapeake Energy Corp                      Equities 165167107           5         250 SH  N/A  YES        N/A      YES  N/A    N/A
Colgate Palmolive Co                        Equities 194162103       3,975      38,322 SH  N/A  YES        N/A      YES  N/A    N/A
Rockwell Collins Inc                        Equities 774341101          15         304 SH  N/A  YES        N/A      YES  N/A    N/A
ConocoPhillips                              Equities 20825C104       3,382      60,677 SH  N/A  YES        N/A      YES  N/A    N/A
Campbell Soup Co.                           Equities 134429109       1,521      45,567 SH  N/A  YES        N/A      YES  N/A    N/A
Calpine INC COM                             Equities 131347106           8         490 SH  N/A  YES        N/A      YES  N/A    N/A
Citigroup Cap XX Pfd 7.875% Ca              Equities 173085200           8         300 SH  N/A  YES        N/A      YES  N/A    N/A
Copart, Inc.                                Equities 217204106       3,352     138,640 SH  N/A  YES        N/A      YES  N/A    N/A
Cisco Systems                               Equities 17275R102       2,471     144,650 SH  N/A  YES        N/A      YES  N/A    N/A
CoStar Group Inc                            Equities 22160N109          25         300 SH  N/A  YES        N/A      YES  N/A    N/A
iShares 1-3 yr. Credit ETF                  Equities n/a             7,510      71,816 SH  N/A  YES        N/A      YES  N/A    N/A
iShares 1-3 yr. Credit ETF (D)              Equities n/a                25         240 SH  N/A  YES        N/A      YES  N/A    N/A
Chevron Texaco Corp                         Equities 166764100          71         675 SH  N/A  YES        N/A      YES  N/A    N/A
Dominion Res Inc VA                         Equities 25746U109       2,035      37,415 SH  N/A  YES        N/A      YES  N/A    N/A
Dupont E I DE Nemours & CO $4.              Equities 263534307           2          20 SH  N/A  YES        N/A      YES  N/A    N/A
Diamonds Tr Ser. I                          Equities 252787106           6          50 SH  N/A  YES        N/A      YES  N/A    N/A
Digital Realty Tr.,Inc                      Equities 253868103       4,044      53,325 SH  N/A  YES        N/A      YES  N/A    N/A
Dunkin Brands Grp                           Equities n/a                 3         100 SH  N/A  YES        N/A      YES  N/A    N/A
Dow Chemical Co                             Equities 260543103       3,306     104,920 SH  N/A  YES        N/A      YES  N/A    N/A
Duke Energy                                 Equities 26441C105       1,915      82,250 SH  N/A  YES        N/A      YES  N/A    N/A
Ishares Tr Dow Jones Sel Divid              Equities 464287168       1,476      26,147 SH  N/A  YES        N/A      YES  N/A    N/A
Deutsche Bk Cont 6.55% Pfd                  Equities 61748A874          80       3,200 SH  N/A  YES        N/A      YES  N/A    N/A
iShares MSCI EAFE Idx ETF                   Equities 464287465       1,870      37,187 SH  N/A  YES        N/A      YES  N/A    N/A
Efotoxpress Inc                             Equities n/a                 0       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
Eagle Bancorp INC (MD) COM                  Equities 268948106           6         350 SH  N/A  YES        N/A      YES  N/A    N/A
Templeton Emerging Mkts                     Equities 880191101           6         357 SH  N/A  YES        N/A      YES  N/A    N/A
Gugggenheim Canadian Energy In              Equities 18383Q606           6         400 SH  N/A  YES        N/A      YES  N/A    N/A
E Spire Communications Inc                  Equities n/a                 0       5,500 SH  N/A  YES        N/A      YES  N/A    N/A
Express Scripts Cl A                        Equities 302182100       1,887      34,074 SH  N/A  YES        N/A      YES  N/A    N/A
IShares MSCI Canada Indx Fd ET              Equities 464286509           9         350 SH  N/A  YES        N/A      YES  N/A    N/A
iShares MSCI Singapore                      Equities n/a               142      11,460 SH  N/A  YES        N/A      YES  N/A    N/A
IShares MSCI Brazil Ind Fd                  Equities n/a               398       7,560 SH  N/A  YES        N/A      YES  N/A    N/A
Ford                                        Equities 345370860           9         960 SH  N/A  YES        N/A      YES  N/A    N/A
AberdeenAsia PacificPrime                   Equities 318653102       8,155   1,060,493 SH  N/A  YES        N/A      YES  N/A    N/A
Freeport-McMoRan Copper & Gold              Equities 35671D857          17         500 SH  N/A  YES        N/A      YES  N/A    N/A
Frontier Communications Corp                Equities 35906A108           0          60 SH  N/A  YES        N/A      YES  N/A    N/A
Cedar Fair LP                               Equities 150185106          30       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
Currency Shares Aus Dollar Tru              Equities 23129U101         215       2,095 SH  N/A  YES        N/A      YES  N/A    N/A
General Electric                            Equities 369604103          18         900 SH  N/A  YES        N/A      YES  N/A    N/A
SPDR Gold Shares ETF                        Equities 78463V107         136         875 SH  N/A  YES        N/A      YES  N/A    N/A
Corning Inc                                 Equities 219350105       1,683     130,345 SH  N/A  YES        N/A      YES  N/A    N/A
Gentex Corp Com                             Equities 371901109       1,632      78,090 SH  N/A  YES        N/A      YES  N/A    N/A
Google, Inc. CL A                           Equities 38259P508          49          85 SH  N/A  YES        N/A      YES  N/A    N/A
Home Depot Inc                              Equities 437076102          16         296 SH  N/A  YES        N/A      YES  N/A    N/A
Heinz HJ Co                                 Equities 423074103       4,613      84,306 SH  N/A  YES        N/A      YES  N/A    N/A
H & R Block                                 Equities 093671105           0           8 SH  N/A  YES        N/A      YES  N/A    N/A
Int'l. Business Machines                    Equities 459200101         474       2,420 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Chn &Steers Rlty ETF                  Equities 464287564         209       2,630 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs S&P Sm Cp 600 Idx ETF                 Equities 464287804          31         425 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs S&P Sm Cp 600 VL ETF                  Equities 464287879           8         110 SH  N/A  YES        N/A      YES  N/A    N/A
BAC 6.5% Note 10-1532 Callable              Equities n/a                10         400 SH  N/A  YES        N/A      YES  N/A    N/A
iShares S&P India Nifty 50 Ind              Equities 464289529          12         560 SH  N/A  YES        N/A      YES  N/A    N/A
Intel Corp                                  Equities 458140100       3,818     143,200 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Russell 100 Val ETF                   Equities 464287598          50         725 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Rssl 2000 Idx Fd ETF                  Equities 464287655           9         118 SH  N/A  YES        N/A      YES  N/A    N/A
Ishrs Rusll 2000 SmCap Gr Idx               Equities 464287648         172       1,860 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Russ MidCap Idx ETF                   Equities 464287499         573       5,420 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Rusl MidCp VL Idx ETF                 Equities 464287473         185       3,990 SH  N/A  YES        N/A      YES  N/A    N/A
Johnson Controls, Inc.                      Equities 478366107       2,683      99,212 SH  N/A  YES        N/A      YES  N/A    N/A
John Hancock Investors Trust                Equities 410142103          24       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
JP Morgan                                   Equities 46625H100          56       1,550 SH  N/A  YES        N/A      YES  N/A    N/A
JPMorgan Cap Tr 7% Pfd                      Equities 46623D200          26       1,000 SH  N/A  YES        N/A      YES  N/A    N/A
Kinder Morgan Energy Prtnrs                 Equities 494550106       3,704      45,925 SH  N/A  YES        N/A      YES  N/A    N/A
Coca-Cola                                   Equities 191216100          51         650 SH  N/A  YES        N/A      YES  N/A    N/A
Kohl's Corp                                 Equities 500255104       1,959      43,163 SH  N/A  YES        N/A      YES  N/A    N/A
Lab Corp of America                         Equities 50540R409       2,134      23,140 SH  N/A  YES        N/A      YES  N/A    N/A
Life Technologies Corp Com                  Equities 53217v109       1,163      26,520 SH  N/A  YES        N/A      YES  N/A    N/A
Lockheed Martin Corp                        Equities 539830109          15         169 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs iBoxx Corp Bd ETF                     Equities n/a             1,512      12,830 SH  N/A  YES        N/A      YES  N/A    N/A
Level 3 Comm. INC                           Equities 52729N100           0           2 SH  N/A  YES        N/A      YES  N/A    N/A
Live Nation                                 Equities 538034109           3         300 SH  N/A  YES        N/A      YES  N/A    N/A
Main Stree Capital Corp.                    Equities 56035L104           7         300 SH  N/A  YES        N/A      YES  N/A    N/A
McDonald's                                  Equities 580135101          50         571 SH  N/A  YES        N/A      YES  N/A    N/A
Allscripts Hlthcare Sol                     Equities 01988P108       1,463     136,483 SH  N/A  YES        N/A      YES  N/A    N/A
Medtronic Inc.                              Equities 585055106          12         310 SH  N/A  YES        N/A      YES  N/A    N/A
Medis Technologies Ltd                      Equities n/a                 0         200 SH  N/A  YES        N/A      YES  N/A    N/A
S&P Mid Cap 400 ETF                         Equities 78467Y107         427       2,478 SH  N/A  YES        N/A      YES  N/A    N/A
McCormick                                   Equities 579780206       3,447      56,547 SH  N/A  YES        N/A      YES  N/A    N/A
McCormick & Co Inc Voting                   Equities 579780107          21         350 SH  N/A  YES        N/A      YES  N/A    N/A
3M Company                                  Equities 88579Y101       3,518      39,407 SH  N/A  YES        N/A      YES  N/A    N/A
Altria Group Inc.                           Equities 02209S103           3         100 SH  N/A  YES        N/A      YES  N/A    N/A
Marathon Pete Corp COM                      Equities 56585A102       3,072      66,689 SH  N/A  YES        N/A      YES  N/A    N/A
Merck & Co Inc                              Equities 589331107          39         936 SH  N/A  YES        N/A      YES  N/A    N/A
Marathon Oil                                Equities 565849106       2,805     110,867 SH  N/A  YES        N/A      YES  N/A    N/A
Microsoft                                   Equities 594918104       4,469     146,250 SH  N/A  YES        N/A      YES  N/A    N/A
Martha Stewart Liv Cl A                     Equities 573083102           0          30 SH  N/A  YES        N/A      YES  N/A    N/A
M&T Bank Corp.                              Equities 55261F104          61         729 SH  N/A  YES        N/A      YES  N/A    N/A
M&T Cap Trust IV Pfd 8.5% Call              Equities 55292C203          21         800 SH  N/A  YES        N/A      YES  N/A    N/A
Microvision                                 Equities 594960106           0         125 SH  N/A  YES        N/A      YES  N/A    N/A
Mylan Labs                                  Equities 628530107       2,287     105,220 SH  N/A  YES        N/A      YES  N/A    N/A
Enron Corp                                  Equities 293561106           0          69 SH  N/A  YES        N/A      YES  N/A    N/A
NCP Litigation Trst Restricted              Equities 628990681           0         245 SH  N/A  YES        N/A      YES  N/A    N/A
G-REIT INC NSA                              Equities 36299C107           2       2,101 SH  N/A  YES        N/A      YES  N/A    N/A
Integrated Health Services Del              Equities 45812C106           0       5,000 SH  N/A  YES        N/A      YES  N/A    N/A
Stone & Webster, Inc.                       Equities 861ESC994           0         101 SH  N/A  YES        N/A      YES  N/A    N/A
Nuveen MD Prem Income Mun Fd                Equities 67061Q107          16       1,036 SH  N/A  YES        N/A      YES  N/A    N/A
TDAm Premium Mny Mkt                        Equities n/a                88      88,430 SH  N/A  YES        N/A      YES  N/A    N/A
Northern Trust Co                           Equities 665859104       1,910      41,198 SH  N/A  YES        N/A      YES  N/A    N/A
Nuveen MD Divi Ad Mun Fd                    Equities 67070V105          30       2,000 SH  N/A  YES        N/A      YES  N/A    N/A
Corporate Office Prptys.                    Equities 22002T108          52       2,221 SH  N/A  YES        N/A      YES  N/A    N/A
Olin Corp.                                  Equities 680665205       2,511     119,531 SH  N/A  YES        N/A      YES  N/A    N/A
Old Nat'l Bank Corp Ind Co                  Equities 680033107          50       4,057 SH  N/A  YES        N/A      YES  N/A    N/A
Oracle Corporation                          Equities 68389X105          25         825 SH  N/A  YES        N/A      YES  N/A    N/A
Occidental Petroleum Corp                   Equities 674599105           2          25 SH  N/A  YES        N/A      YES  N/A    N/A
Plains All Amer Pipeline LP                 Equities 726503105       4,829      59,000 SH  N/A  YES        N/A      YES  N/A    N/A
Pepsico Incorporated                        Equities 713448108       4,933      69,716 SH  N/A  YES        N/A      YES  N/A    N/A
Pfizer                                      Equities 717081103          48       2,100 SH  N/A  YES        N/A      YES  N/A    N/A
Proctor & Gamble                            Equities 742718109         166       2,709 SH  N/A  YES        N/A      YES  N/A    N/A
Parker Hannifin Corp.                       Equities 701094104       2,401      31,720 SH  N/A  YES        N/A      YES  N/A    N/A
ProLogis                                    Equities 74340W103          11         325 SH  N/A  YES        N/A      YES  N/A    N/A
PNC Bank Corp                               Equities 693475105          40         650 SH  N/A  YES        N/A      YES  N/A    N/A
Panera Bread A                              Equities 69840W108          14         100 SH  N/A  YES        N/A      YES  N/A    N/A
Market Vectors Prerefunded Mun              Equities 57060U738         672      26,675 SH  N/A  YES        N/A      YES  N/A    N/A
Power Shrs FTSE Rafi US 1000 P              Equities 73935X583          64       1,100 SH  N/A  YES        N/A      YES  N/A    N/A
Phillips 66 Com                             Equities 718546104       1,202      35,367 SH  N/A  YES        N/A      YES  N/A    N/A
NASDAQ 100 Tr ETF                           Equities 73935A104         979      15,212 SH  N/A  YES        N/A      YES  N/A    N/A
Quantum Fuel Systems Tech Co                Equities 74765E109           0          40 SH  N/A  YES        N/A      YES  N/A    N/A
Rockwell Automation Inc.                    Equities 773903109       3,364      52,191 SH  N/A  YES        N/A      YES  N/A    N/A
Retail PPTYS Amer Inc                       Equities 76131V202           3         300 SH  N/A  YES        N/A      YES  N/A    N/A
Rydex S&P Equal Wght ETF                    Equities 78355W106          72       1,460 SH  N/A  YES        N/A      YES  N/A    N/A
Rayonier Inc.                               Equities 754907103       4,415      97,299 SH  N/A  YES        N/A      YES  N/A    N/A
Starbucks                                   Equities 855244109          11         200 SH  N/A  YES        N/A      YES  N/A    N/A
SPDR S&P Hi Yld Div Aristocrat              Equities 78462F103          21         370 SH  N/A  YES        N/A      YES  N/A    N/A
Ishares 1-3 yr Treasury Index               Equities 78462F103          52         620 SH  N/A  YES        N/A      YES  N/A    N/A
Siemens A.G. ADR                            Equities 826197501       2,386      28,215 SH  N/A  YES        N/A      YES  N/A    N/A
Sirius Satellite Radio                      Equities 82967N108           5       2,680 SH  N/A  YES        N/A      YES  N/A    N/A
The Southern Company                        Equities 842587107          23         500 SH  N/A  YES        N/A      YES  N/A    N/A
Suburban Propane LP                         Equities 864482104       2,399      56,080 SH  N/A  YES        N/A      YES  N/A    N/A
S & P Depository Recpts                     Equities 78462F103          36         267 SH  N/A  YES        N/A      YES  N/A    N/A
St. Jude Medical, Inc.                      Equities 790849103       2,749      68,662 SH  N/A  YES        N/A      YES  N/A    N/A
State Street Boston                         Equities 857477103       3,778      84,492 SH  N/A  YES        N/A      YES  N/A    N/A
Svc Merchandise Corp                        Equities n/a                 0         200 SH  N/A  YES        N/A      YES  N/A    N/A
Stryker Corp                                Equities 863667101       3,455      63,206 SH  N/A  YES        N/A      YES  N/A    N/A
AT&T                                        Equities 00206R102           5         150 SH  N/A  YES        N/A      YES  N/A    N/A
Target Corp                                 Equities 87612E106       2,796      47,990 SH  N/A  YES        N/A      YES  N/A    N/A
iShares Lehman TIPS                         Equities n/a               478       3,995 SH  N/A  YES        N/A      YES  N/A    N/A
iShrs Lehman 20YR Trsy ETF                  Equities 464287432          18         140 SH  N/A  YES        N/A      YES  N/A    N/A
Texas Instruments                           Equities 882508104       3,179     112,411 SH  N/A  YES        N/A      YES  N/A    N/A
Union Pacific                               Equities 907818108          31         264 SH  N/A  YES        N/A      YES  N/A    N/A
United Technologies Corp                    Equities 913017109       3,429      45,693 SH  N/A  YES        N/A      YES  N/A    N/A
Vgd Sm Cap Value ETF                        Equities 922908611         643       9,351 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Reit Index ETF                     Equities 922908553          11         160 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Mid Cap ETF                        Equities 922908629         286       3,687 SH  N/A  YES        N/A      YES  N/A    N/A
Vodafone Group PLC ADS                      Equities 92857W100           5         175 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Total Stock Market ET              Equities 922908769           2          25 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Val Vipers ETF                     Equities n/a             3,391      60,538 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Val Vipers ETF (D)                 Equities n/a                11         200 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Lg Cap ETF                         Equities 922908637       2,925      47,007 SH  N/A  YES        N/A      YES  N/A    N/A
Vanguard Lg Cap ETF                         Equities 922908637          28         450 SH  N/A  YES        N/A      YES  N/A    N/A
Vng'd Emerg Mkts Stk ETF                    Equities 922042858       3,819      95,554 SH  N/A  YES        N/A      YES  N/A    N/A
Verizon Communications                      Equities 92343V104          20         450 SH  N/A  YES        N/A      YES  N/A    N/A
Websense Inc.                               Equities 947684106       2,133     112,805 SH  N/A  YES        N/A      YES  N/A    N/A
Wells Fargo                                 Equities 949746101       2,041      60,837 SH  N/A  YES        N/A      YES  N/A    N/A
Washington Real Estate                      Equities 939653101       1,608      55,710 SH  N/A  YES        N/A      YES  N/A    N/A
Xcorporeal, Inc.                            Equities 587289109           0           2 SH  N/A  YES        N/A      YES  N/A    N/A
Healthcare Select Sector SPDR               Equities 81369Y209         629      16,500 SH  N/A  YES        N/A      YES  N/A    N/A
Exxon Mobil Corp                            Equities 30231G102       1,457      17,078 SH  N/A  YES        N/A      YES  N/A    N/A